Schedule of Investments (unaudited)
August 31, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
Aristocrat Leisure Ltd.	874,670	$ 41,473,873
Aurizon Holdings Ltd.	1,075,805	2,278,291
BHP Group Ltd.	1,283,847	35,784,664
Coles Group Ltd.	606,454	9,467,363
Commonwealth Bank of Australia	568,354	63,171,449
Computershare Ltd.	201,627	5,017,666
Evolution Mining Ltd.	2,190,324	12,565,626
Fortescue Ltd.	10,790	136,096
Glencore PLC	6,995,915	27,637,720
HUB24 Ltd.	2,734	194,259
Insurance Australia Group Ltd.	720,124	4,096,730
JB Hi-Fi Ltd.	55,240	4,224,201
Lottery Corp. Ltd. (The)	110,830	425,789
Macquarie Group Ltd.	205,800	30,184,126
Northern Star Resources Ltd.	733,984	9,159,952
Pro Medicus Ltd.	43,187	8,388,412
Qantas Airways Ltd.	867,687	6,648,419
QBE Insurance Group Ltd.	956,967	13,520,744
REA Group Ltd.	48,758	7,985,030
Rio Tinto PLC	457,363	28,590,617
Rocketboots Ltd.(a)(b)	1,389	109
Santos Ltd.	129,076	675,757
SEEK Ltd.	343,189	6,206,191
SGH Ltd.	39,810	1,310,925
Sonic Healthcare Ltd.	291,112	4,572,638
South32 Ltd.	2,632,796	4,648,741
Suncorp Group Ltd.	224,406	3,118,613
Technology One Ltd.	48,674	1,267,603
Telstra Group Ltd.	3,845,706	12,303,498
Transurban Group	915,714	8,734,171
Wesfarmers Ltd.	421,414	25,242,090
Worley Ltd.	56,080	537,409
		379,568,772
Austria — 0.2%
BAWAG Group AG(c)	90,727	11,730,616
Erste Group Bank AG	1,449	137,924
		11,868,540
Belgium — 0.3%
Ageas SA/NV	123,482	8,700,273
Anheuser-Busch InBev SA/NV	143,634	9,011,013
		17,711,286
Brazil — 0.0%
Yara International ASA	25,769	938,088
China — 0.8%
BOC Hong Kong Holdings Ltd.	1,642,500	7,457,156
Prosus NV, Class N	545,373	33,736,501
Yangzijiang Shipbuilding Holdings Ltd.	634,700	1,438,112
		42,631,769
Denmark — 1.2%
Danske Bank A/S	103,818	4,272,964
Genmab A/S(a)	29,844	7,448,741
Novo Nordisk A/S, Class B	943,723	53,329,237
Tryg A/S	188,064	4,942,387
		69,993,329
Finland — 1.1%
Elisa Oyj	30,740	1,638,732
Kone Oyj, Class B	83,615	5,259,174
Nokia Oyj	3,461,643	14,902,176
Nordea Bank Abp	1,583,581	24,165,876
Security	Shares	Value
Finland (continued)
Sampo Oyj, A Shares	1,197,149	$ 13,737,072
Wartsila Oyj Abp	66,658	1,953,934
		61,656,964
France — 11.1%
Air Liquide SA	104,532	21,537,512
AXA SA	141,027	6,568,708
BNP Paribas SA	814,790	73,220,943
Bouygues SA	22,447	962,595
Bureau Veritas SA	641,741	19,359,135
Capgemini SE	110,974	15,783,768
Carrefour SA	421,139	6,097,188
Credit Agricole SA	1,042,477	19,069,013
Danone SA	278,074	23,210,102
Dassault Systemes SE	416,590	12,956,041
Eiffage SA	39,921	5,023,880
Engie SA	1,405,691	29,088,458
FDJ UNITED, Class A	38,599	1,242,414
Gaztransport Et Technigaz SA	3,231	603,012
Hermes International SCA	14,432	35,346,248
Ipsen SA	64,780	8,807,272
L’Oreal SA	51,263	23,933,979
LVMH Moet Hennessy Louis Vuitton SE	101,883	60,155,205
Publicis Groupe SA	190,478	17,588,429
Safran SA	208,220	69,197,446
Sanofi SA	368,578	36,567,368
SCOR SE	9,218	301,952
Societe Generale SA	447,881	27,638,218
SPIE SA	39,196	2,172,456
Thales SA	90,419	23,783,766
TotalEnergies SE	698,137	43,829,773
Unibail-Rodamco-Westfield	509	52,956
Valeo SE	177,294	2,151,627
Veolia Environnement SA	332,585	10,983,878
Vinci SA	208,076	28,221,667
		625,455,009
Germany — 11.0%
adidas AG, Class N	168,564	32,795,147
Allianz SE, Registered Shares	174,915	73,951,031
Deutsche Bank AG, Registered Shares	1,072,096	37,669,327
Deutsche Post AG	37,603	1,713,858
Deutsche Telekom AG, Registered Shares	2,092,701	76,582,432
E.ON SE, Class N	1,832,019	32,667,381
Fresenius Medical Care AG	42,193	2,174,996
GEA Group AG	100,127	7,287,930
Heidelberg Materials AG	5,939	1,404,861
Henkel AG & Co. KGaA, NVS	142,158	11,999,599
Henkel AG & Co. KGaA	19,641	1,509,504
Hugo Boss AG	14,389	708,946
Infineon Technologies AG, Class N	584,517	23,926,546
Knorr-Bremse AG	7,889	824,105
LEG Immobilien SE	6,537	547,970
Mercedes-Benz Group AG, Class N	280,625	17,562,863
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	669	426,756
Nemetschek SE	29,284	4,045,558
Rational AG	1,679	1,251,549
Rheinmetall AG	5,891	11,427,071
SAP SE	501,457	136,494,786
Sartorius AG, NVS	16,632	3,863,606
Scout24 SE(c)	17,783	2,304,054
Siemens AG, Registered Shares	204,883	56,794,685
Siemens Energy AG(a)	615,126	65,436,714

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens Healthineers AG(c)	149,489	$ 8,277,880
Vonovia SE	276,165	8,943,148
		622,592,303
Hong Kong — 2.2%
AIA Group Ltd.	7,575,400	71,999,299
CK Infrastructure Holdings Ltd.	297,000	1,994,215
Hong Kong & China Gas Co. Ltd.	50,000	45,086
Jardine Matheson Holdings Ltd.	63,800	3,862,996
Link REIT	1,256,000	6,708,512
Sun Hung Kai Properties Ltd.	508,500	6,006,602
Swire Pacific Ltd., Class A	373,000	3,197,225
Techtronic Industries Co. Ltd.	1,271,500	16,443,544
WH Group Ltd.(c)	10,445,500	11,224,742
		121,482,221
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	60,601
Ireland — 0.1%
Kerry Group PLC, Class A	61,674	5,647,099
Israel — 0.7%
Bank Hapoalim BM	366,224	7,157,415
Bank Leumi Le-Israel BM	436,669	8,391,490
Elbit Systems Ltd.	9,150	4,450,988
Israel Discount Bank Ltd., Class A	358,001	3,546,588
Mizrahi Tefahot Bank Ltd.	97,054	6,338,296
Nice Ltd.(a)	56,078	7,905,058
Nova Ltd.(a)	1,485	394,670
		38,184,505
Italy — 3.2%
A2A SpA	1,187,899	2,984,790
Amplifon SpA	98,676	1,797,187
Banca Mediolanum SpA	65,394	1,322,763
Banca Monte dei Paschi di Siena SpA	3,532,033	32,411,016
BPER Banca SpA	425,478	4,419,464
Coca-Cola HBC AG	108,839	5,505,549
Enel SpA	2,806,008	25,894,263
Eni SpA	55,934	999,901
Generali	285,712	11,153,367
Infrastrutture Wireless Italiane SpA(c)	217,913	2,642,090
Intesa Sanpaolo SpA	4,455,603	28,050,482
Italgas SpA	145,177	1,304,933
Leonardo SpA	117,885	6,696,862
Mediobanca Banca di Credito Finanziario SpA	144,187	3,492,560
MFE-MediaForEurope NV, Class A	23	84
MFE-MediaForEurope NV, Class B	2	11
Moncler SpA	79,303	4,615,824
Nexi SpA(c)	1,281,761	8,133,529
Poste Italiane SpA(c)	37,929	888,356
Snam SpA	1,163,804	7,084,381
UniCredit SpA	408,143	31,567,706
Unipol Assicurazioni SpA	76,973	1,608,200
		182,573,318
Japan — 22.7%
Advantest Corp.	96,700	7,394,601
Amada Co. Ltd.	357,600	4,544,098
ANA Holdings, Inc.	46,200	931,446
Asahi Intecc Co. Ltd.	118,700	2,032,072
Asahi Kasei Corp.	507,900	4,144,759
Astellas Pharma, Inc.	755,900	8,298,026
Bridgestone Corp.	31,200	1,409,474
Security	Shares	Value
Japan (continued)
Brother Industries Ltd.	202,100	$ 3,405,548
Canon, Inc.	827,700	24,222,674
Central Japan Railway Co.	300	7,979
Chugai Pharmaceutical Co. Ltd.	170,800	7,547,882
Concordia Financial Group Ltd.	43,900	331,242
Cosmo Energy Holdings Co. Ltd.	31,900	1,533,047
CyberAgent, Inc.	48,200	582,800
Dai-ichi Life Holdings, Inc.	1,174,300	9,635,804
Daito Trust Construction Co. Ltd.	100	10,641
Daiwa House Industry Co. Ltd.	151,000	5,335,240
Daiwa Securities Group, Inc.	562,800	4,363,031
Denso Corp.	208,200	2,983,413
DMG Mori Co. Ltd.	194,700	4,048,959
ENEOS Holdings, Inc.	2,915,400	17,263,237
FANUC Corp.	507,400	14,105,461
Fujitsu Ltd.	1,053,200	25,344,427
Hitachi Construction Machinery Co. Ltd.	17,400	534,917
Hitachi Ltd.	1,825,100	49,174,454
Honda Motor Co. Ltd.	160,100	1,774,704
Hoya Corp.	41,700	5,384,583
Hulic Co. Ltd.	366,100	3,926,989
Inpex Corp.	919,500	15,624,301
ITOCHU Corp.	335,400	18,946,331
Japan Airlines Co. Ltd.	146,000	3,104,766
Japan Exchange Group, Inc.	248,500	2,597,354
Japan Post Bank Co. Ltd.	461,500	5,801,120
Japan Post Holdings Co. Ltd.	1,370,300	13,983,102
Japan Post Insurance Co. Ltd.	51,200	1,433,546
Japan Tobacco, Inc.	1,014,600	32,259,380
Kakaku.com, Inc.	117,000	2,175,040
Kansai Electric Power Co., Inc. (The)	436,500	6,056,289
Kao Corp.	95,800	4,352,773
Keyence Corp.	46,800	17,842,188
Kubota Corp.	527,300	6,096,672
Kyocera Corp.	476,200	6,333,313
LY Corp.	955,400	3,024,777
McDonald’s Holdings Co. Japan Ltd.	61,900	2,753,069
MISUMI Group, Inc.	111,100	1,684,993
Mitsubishi Chemical Group Corp.	1,376,500	7,821,704
Mitsubishi Corp.	1,402,500	31,664,063
Mitsubishi Electric Corp.	238,000	5,681,780
Mitsubishi Estate Co. Ltd.	221,600	4,720,642
Mitsubishi HC Capital, Inc.	255,300	2,094,285
Mitsubishi Heavy Industries Ltd.	617,600	15,583,415
Mitsubishi UFJ Financial Group, Inc.	3,321,800	50,554,666
Mitsui & Co. Ltd.	1,987,500	45,755,001
Mitsui Fudosan Co. Ltd.	2,061,500	21,794,660
Mizuho Financial Group, Inc.	1,173,600	38,608,976
MS&AD Insurance Group Holdings, Inc.	532,900	12,396,248
Murata Manufacturing Co. Ltd.	1,456,400	23,511,483
NEC Corp.	1,328,000	40,438,542
Nexon Co. Ltd.	12,500	282,865
Nissan Chemical Corp.	60,100	2,120,145
Nomura Holdings, Inc.	1,715,100	12,203,399
Nomura Real Estate Holdings, Inc.	947,900	5,856,881
Nomura Research Institute Ltd.	190,000	7,458,310
NTT, Inc.	15,133,300	16,006,118
Obayashi Corp.	365,800	5,933,696
Olympus Corp.	92,100	1,067,535
Ono Pharmaceutical Co. Ltd.	51,500	580,057
ORIX Corp.	685,400	17,702,513
Otsuka Corp.	51,200	1,051,517
Otsuka Holdings Co. Ltd.	154,300	8,096,506

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	218,500	$ 7,881,159
Panasonic Holdings Corp.	1,960,400	19,843,731
Recruit Holdings Co. Ltd.	781,000	44,691,419
Resona Holdings, Inc.	541,500	5,430,944
Sankyo Co. Ltd.	12,400	249,606
Sanwa Holdings Corp.	29,200	940,116
SBI Holdings, Inc.	2,600	122,163
Secom Co. Ltd.	180,100	6,649,380
Seiko Epson Corp.	79,500	1,010,959
Sekisui House Ltd.	287,200	6,463,226
Shimizu Corp.	691,300	9,287,130
SMC Corp.	22,800	6,978,143
SoftBank Corp.	11,804,200	18,259,696
SoftBank Group Corp.	226,200	24,290,283
Sompo Holdings, Inc.	712,200	22,761,534
Sony Group Corp.	3,386,800	92,565,110
Sumitomo Chemical Co. Ltd.	1,239,000	3,716,529
Sumitomo Corp.	850,300	23,812,993
Sumitomo Mitsui Financial Group, Inc.	2,639,900	71,899,249
Sumitomo Mitsui Trust Group, Inc.	186,500	5,307,604
Sysmex Corp.	210,800	2,647,211
T&D Holdings, Inc.	128,500	3,326,843
Takeda Pharmaceutical Co. Ltd.	1,009,700	30,394,757
Terumo Corp.	916,000	16,424,657
THK Co. Ltd.	18,300	492,199
Tohoku Electric Power Co., Inc.	194,700	1,495,394
Tokio Marine Holdings, Inc.	642,300	27,546,930
Tokyo Electron Ltd.	264,300	35,994,012
Tokyo Tatemono Co. Ltd.	118,100	2,219,988
Tokyu Fudosan Holdings Corp.	33,000	264,708
Tosoh Corp.	38,600	608,507
Toyota Motor Corp.	2,627,500	50,874,802
Unicharm Corp.	1,180,400	7,877,128
		1,285,653,639
Luxembourg — 0.0%
SES SA	9	63
Macau — 0.0%
Galaxy Entertainment Group Ltd.	500,000	2,650,745
Mexico — 0.1%
Fresnillo PLC	112,643	2,728,897
Netherlands — 3.5%
Adyen NV(a)(c)	5,539	9,300,928
Argenx SE(a)	13,814	9,835,639
ASM International NV	17,635	8,467,803
ASML Holding NV	131,141	97,384,344
ASR Nederland NV	68,600	4,759,310
Euronext NV(c)	29,505	4,870,681
Heineken NV	10,162	824,240
ING Groep NV	429,396	10,251,823
Koninklijke Ahold Delhaize NV	331,124	13,269,078
Koninklijke KPN NV	1,508,623	7,199,389
NN Group NV	136,581	9,401,159
Wolters Kluwer NV, Class C	179,574	22,621,597
		198,185,991
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	14,568	314,555
Xero Ltd.(a)	346,530	36,951,531
		37,266,086
Norway — 0.7%
Aker BP ASA	127,252	3,219,218
Security	Shares	Value
Norway (continued)
DNB Bank ASA	484,294	$ 12,760,263
Equinor ASA	153,978	3,799,998
Gjensidige Forsikring ASA	40,198	1,116,703
Kongsberg Gruppen ASA	336,375	10,046,264
Mowi ASA	56,886	1,170,392
Telenor ASA	186,432	3,110,345
Var Energi ASA	1,486,633	5,092,166
		40,315,349
Portugal — 0.1%
EDP SA	732,400	3,243,741
Galp Energia SGPS SA, Class B	2,579	50,130
		3,293,871
Singapore — 1.8%
DBS Group Holdings Ltd.	1,013,160	39,880,899
Singapore Technologies Engineering Ltd.	1,197,200	7,164,760
Singapore Telecommunications Ltd.	15,700,400	52,765,617
		99,811,276
Spain — 2.8%
Acciona SA	699	138,550
ACS Actividades de Construccion y Servicios SA	107,339	8,113,402
Aena SME SA(c)	72,958	2,114,653
Banco Bilbao Vizcaya Argentaria SA	1,358,436	24,722,195
Banco Santander SA	5,222,133	49,871,603
Bankinter SA	381,048	5,686,825
Endesa SA	232,146	7,072,141
Industria de Diseno Textil SA	672,529	33,262,865
Repsol SA	568,857	9,327,038
Telefonica SA	2,945,661	15,792,619
		156,101,891
Sweden — 2.2%
AddTech AB, B Shares	118,767	4,164,881
Alfa Laval AB	90,025	4,098,459
Assa Abloy AB, Class B	416,403	14,713,489
Atlas Copco AB, B Shares	452,537	6,435,173
Atlas Copco AB, Class A	1,586,046	25,321,190
Essity AB, Class B	234,177	6,331,402
Getinge AB, B Shares	190,669	4,177,829
Hexagon AB, B Shares	299,113	3,333,234
Industrivarden AB, A Shares	19,160	762,566
Indutrade AB	41,407	1,030,603
Investment AB Latour, B Shares	5,887	149,491
Investor AB, B Shares	1,434	44,177
Sandvik AB	316,751	8,010,700
Securitas AB, B Shares	75,665	1,157,912
Skanska AB, B Shares	207,394	5,150,451
Svenska Handelsbanken AB, A Shares	417,927	5,377,839
Swedbank AB, A Shares	377,295	10,618,171
Swedish Orphan Biovitrum AB(a)	52,882	1,606,320
Tele2 AB, B Shares	375,849	6,619,504
Telefonaktiebolaget LM Ericsson, B Shares	1,429,892	11,320,179
Telia Co. AB	1,602,832	5,983,713
		126,407,283
Switzerland — 5.8%
ABB Ltd., Registered Shares	1,079,521	72,447,866
Accelleron Industries AG	80,886	6,960,320
Belimo Holding AG, Registered Shares	6,147	6,768,713
Chocoladefabriken Lindt & Spruengli AG, NVS	212	3,233,105
Cie Financiere Richemont SA, Registered Shares	69,925	12,242,662
Clariant AG, Registered Shares	78,503	806,571
DSM-Firmenich AG	65,826	6,440,806
Flughafen Zurich AG, Registered Shares	8,771	2,679,921

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Givaudan SA, Registered Shares	6,639	$ 27,960,667
Helvetia Holding AG, Registered Shares	12,704	3,269,695
Logitech International SA, Registered Shares	174,487	18,017,140
Medmix AG(c)	2	27
Nestlé SA, Registered Shares	452,184	42,654,762
Partners Group Holding AG	905	1,242,845
Schindler Holding AG, NVS	6,722	2,498,584
Schindler Holding AG, Registered Shares	4,590	1,641,571
SGS SA, Registered Shares	165,565	16,889,329
Sonova Holding AG, Registered Shares	31,348	9,131,286
UBS Group AG, Registered Shares	1,342,421	54,380,709
Zurich Insurance Group AG, Class N	52,950	38,693,507
		327,960,086
United Kingdom — 14.3%
3i Group PLC	23,816	1,293,893
Admiral Group PLC	71,370	3,497,369
Ashtead Group PLC	66,931	4,931,350
AstraZeneca PLC	474,866	75,700,487
BAE Systems PLC	2,233,848	52,944,110
Barclays PLC	11,580,365	56,427,087
Beazley PLC	365,471	3,868,963
British American Tobacco PLC	104,628	5,941,579
Centrica PLC	137,978	300,035
CK Hutchison Holdings Ltd.	2,706,500	17,906,744
Close Brothers Group PLC(a)	15	93
Compass Group PLC	629,023	21,379,066
Convatec Group PLC(c)	177,491	567,439
Entain PLC	617	7,328
Experian PLC	692,344	35,888,035
Games Workshop Group PLC	369	77,036
Halma PLC	160,018	7,113,958
HSBC Holdings PLC	4,402,632	56,359,774
IG Group Holdings PLC	349,066	5,332,584
IMI PLC	81,985	2,519,350
Imperial Brands PLC	698,843	29,514,024
InterContinental Hotels Group PLC	128,630	15,614,497
Intertek Group PLC	240,392	15,247,382
J Sainsbury PLC	1,571,822	6,360,378
Lloyds Banking Group PLC	30,887,064	33,133,599
London Stock Exchange Group PLC	445,366	55,195,590
NatWest Group PLC	4,647,862	32,080,194
Next PLC	117,603	19,004,387
Pearson PLC	120,922	1,758,425
Reckitt Benckiser Group PLC	4,351	325,313
RELX PLC	404,435	18,891,012
Rightmove PLC	691,550	6,939,746
Rolls-Royce Holdings PLC	5,038,333	72,654,526
Sage Group PLC (The)	1,014,306	14,879,008
Segro PLC	71,397	605,882
Shell PLC	1,580,584	58,196,106
Security	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	328,777	$ 6,166,731
Smiths Group PLC	375,672	11,961,590
Standard Chartered PLC	245,558	4,601,165
Unilever PLC	410,610	25,903,378
Vodafone Group PLC	22,141,470	26,512,735
Weir Group PLC (The)	44,458	1,480,629
		809,082,577
United States — 5.4%
BP PLC	4,761,377	27,852,269
Buzzi SpA	28,079	1,425,820
Carnival PLC(a)	75,846	2,211,945
CSL Ltd.	119,540	16,628,938
GSK PLC	1,960,509	38,739,862
Holcim AG	135,190	11,331,448
Novartis AG, Registered Shares	997,938	126,311,098
Roche Holding AG, NVS	226,252	73,775,889
Roche Holding AG	11,508	3,952,264
Stellantis NV	580,815	5,561,477
		307,791,010
Total Long-Term Investments — 98.7% (Cost: $4,774,680,860)		5,577,612,568
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	475	475
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(f)(g)	93,301,889	93,301,889
Total Short-Term Securities — 1.6% (Cost: $93,302,364)		93,302,364
Total Investments — 100.3% (Cost: $4,867,983,224)		5,670,914,932
Liabilities in Excess of Other Assets — (0.3)%		(17,981,308)
Net Assets — 100.0%		$ 5,652,933,624

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $60,601, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,912,976	$ —	$ (25,912,501)(a)	$ —	$ —	$ 475	475	$ 699 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	115,902,006	—	(22,600,117)(a)	—	—	93,301,889	93,301,889	960,080	—
				$ —	$ —	$ 93,302,364		$ 960,779	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	388	09/19/25	$ 52,789	$ (247,366)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 194,368	$ 379,374,404	$ —	$ 379,568,772
Austria	—	11,868,540	—	11,868,540
Belgium	—	17,711,286	—	17,711,286
Brazil	—	938,088	—	938,088
China	—	42,631,769	—	42,631,769
Denmark	—	69,993,329	—	69,993,329

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Finland	$ —	$ 61,656,964	$ —	$ 61,656,964
France	—	625,455,009	—	625,455,009
Germany	974,726	621,617,577	—	622,592,303
Hong Kong	—	121,482,221	—	121,482,221
India	—	—	60,601	60,601
Ireland	—	5,647,099	—	5,647,099
Israel	394,670	37,789,835	—	38,184,505
Italy	—	182,573,318	—	182,573,318
Japan	7,979	1,285,645,660	—	1,285,653,639
Luxembourg	—	63	—	63
Macau	—	2,650,745	—	2,650,745
Mexico	—	2,728,897	—	2,728,897
Netherlands	—	198,185,991	—	198,185,991
New Zealand	314,555	36,951,531	—	37,266,086
Norway	—	40,315,349	—	40,315,349
Portugal	—	3,293,871	—	3,293,871
Singapore	—	99,811,276	—	99,811,276
Spain	7,072,141	149,029,750	—	156,101,891
Sweden	—	126,407,283	—	126,407,283
Switzerland	—	327,960,086	—	327,960,086
United Kingdom	7,328	809,075,249	—	809,082,577
United States	—	307,791,010	—	307,791,010
Short-Term Securities
Money Market Funds	93,302,364	—	—	93,302,364
	$ 102,268,131	$ 5,568,586,200	$ 60,601	$ 5,670,914,932
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (247,366)	$ —	$ —	$ (247,366)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust